Annual Fund Operating Expenses - iShares Nasdaq 100 ETF	Jul. 06, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
iShares Nasdaq 100 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.12%	[1]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.10%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.